Schedule of energy development account - CDE (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Regulatory charges	R$ 1,737,716	R$ 1,530,998	R$ 1,654,157
National Electric Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Regulatory charges			1,266,152
National Electric Energy Agency One [Member]
IfrsStatementLineItems [Line Items]
Regulatory charges			348,177
National Electric Energy Agency Two [Member]
IfrsStatementLineItems [Line Items]
Regulatory charges			R$ 39,828
Resolution No 28142020 [Member] | National Electric Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Resolutions	Resolution No. 2,814/2020
Period	January
Regulatory charges	R$ 163,843
Resolution No 28142021 [Member] | National Electric Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Resolutions	Resolution No. 2,814/2021
Period	February
Regulatory charges	R$ 157,766
Resolution No 283420211 [Member] | National Electric Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Resolutions	Resolution No. 2,834/2021
Resolution No 283412021 [Member] | National Electric Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Period	March and April
Regulatory charges	R$ 277,844
Resolution No 286422021 [Member] | National Electric Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Resolutions	Resolution No. 2,864/2021
Period	May to December
Regulatory charges	R$ 935,037
Order No 9392021 [Member] | National Electric Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Resolutions	Order No. 939/2021
Period	June to December
Regulatory charges	R$ 107,009
Oder One [Member]
IfrsStatementLineItems [Line Items]
Regulatory charges	R$ 1,641,499
Order No 93912021 [Member]
IfrsStatementLineItems [Line Items]
Period	June to December
Regulatory charges	R$ 96,217
Order No 93912021 [Member] | National Electric Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Resolutions	Order No. 939/2021
Resolution No 26642019 [Member] | National Electric Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Resolutions		Resolution No. 2,664/2019
Period		January to December
Regulatory charges		R$ 1,531,713
Preliminary Injunctions [Member] | National Electric Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Resolutions		(-) Preliminary injunctions
Period		January to December
Regulatory charges		R$ (715)
Resolution No 25102018 [Member] | National Electric Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Resolutions			Resolution No. 2,510/2018
Period			January to June
Regulatory charges			R$ 1,269,498
Preliminary Injunctions 1 [Member] | National Electric Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Resolutions			(-) Preliminary injunctions
Period			January to June
Regulatory charges			R$ (3,346)
Resolution No 22312017 [Member] | National Electric Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Resolutions			Resolution No. 2,231/2017
Period			June to February
Regulatory charges			R$ 98,725
Resolution No 25212019 [Member] | National Electric Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Resolutions			Resolution No. 2,521/2019
Period			March to August
Regulatory charges			R$ 296,174
Return Order No 27552019 [Member] | National Electric Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Resolutions			Return - Order No. 2,755/2019
Regulatory charges			R$ (46,722)
Resolution No 251012018 [Member] | National Electric Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Resolutions			Resolution No. 2,510/2018
Period			January to March
Regulatory charges			R$ 41,431
Preliminary Injunctions 2 [Member] | National Electric Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Resolutions			(-) Preliminary injunctions
Period			January to March
Regulatory charges			R$ (1,603)